Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	NAUTILUS BIOTECHNOLOGY, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001808805
Amendment Flag	true
Document Type	POS AM
Amendment Description	On July 22, 2021, Nautilus Biotechnology, Inc. filed a registration statement on Form S-1 (File No. 333-258100) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for resale by the selling securityholders named in the prospectus up to an aggregate of 95,645,056 shares of common stock. The Registration Statement was declared effective by the SEC on August 6, 2021. This post-effective amendment is being filed to (i) include information from Nautilus Biotechnology, Inc.’s Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on February 24, 2022; and (ii) update certain other information in the Registration Statement. No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.